LOANS AND FINANCING - Summary of Loans and Financing (Parenthetical) (Details) - Guaranteed Notes - USD ($) $ in Thousands	1 Months Ended			2 Months Ended	12 Months Ended
	Oct. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Dec. 31, 2025
Disclosure of detailed information about loans and financing [line items]
Gain from the modification of liabilities					$ 26,600
Embraer Netherlands Finance B.V.
Disclosure of detailed information about loans and financing [line items]
Proceeds from notes payable	$ 1,000,000		$ 650,000
Total transaction costs and discounts	101,400		$ 8,000
Premiums added to the modified liabilities	55,900
Related to transaction costs, discount on the modified liability	32,900
Other transaction costs and discounts	$ 12,500
Banco Nacional de Desenvolvimento Econômico e Social – BNDES
Disclosure of detailed information about loans and financing [line items]
Borrowing costs incurred		$ 0
Prepayments of bonds, notes and debentures		$ 371,900
2027
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable				$ 532,300
Outstanding notes principal				522,000
Interest expense				2,700
Premiums paid				$ 7,600
2028
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable					512,500
Outstanding notes principal					479,300
Interest expense					7,900
Premiums paid					25,400
2030
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable					535,600
Outstanding notes principal					479,800
Interest expense					6,700
Premiums paid					$ 49,200